Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Significant Expense Categories Regularly Reviewed by the CODM

The following table summarizes the significant expense categories regularly reviewed by the CODM for the three months ended March 31, 2026 and 2025.

	Three Months Ended
	March 31,
	2026	2025
Net revenues	$39	$46
Costs and operating expenses:
Cost of goods sold	313	226
Research and development	3,642	2,748
Sales and marketing	164	358
General and administrative	1,879	1,821
Total costs and operating expenses	5,998	5,153
Operating loss	(5,959)	(5,107)
Other income (expense):
Other segment items[1]	1,602	615
Interest expense (related party)	-	(495)
Other income (expense), net	6	(11)
Total other income (expense), net	1,608	109
Net loss	$(4,351)	$(4,998)

(1)	Other segment items include the change in fair value of forward purchase agreement warrant liability, loss on offering and change in fair value of private warrant liability and change in fair value of publicly traded warrant liability.

The following table summarizes the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2025 and 2024.

	Year Ended
	December 31,
	2025	2024
Net revenues	$241	$225
Costs and operating expenses:
Cost of goods sold	874	742
Research and development	12,486	10,179
Sales and marketing	1,220	1,734
General and administrative	7,931	6,826
Total costs and operating expenses	22,511	19,481
Operating loss	(22,270)	(19,256)
Other income (expense):
Other segment items[1]	127	(697)
Interest expense, related party	(1,590)	(816)
Other income (expense), net	(23)	(26)
Total other income (expense), net	(1,486)	(1,539)
Net loss	$(23,756)	$(20,795)

(1)	Other segment items include the change in fair value of forward purchase agreement put option liability, change in fair value of forward purchase agreement warrant liability, change in fair value of forward purchase agreement warrant liability due to extension, loss on offering and change in fair value of private warrant liability, and change in fair value of publicly traded warrant liability.